Note 15 - Income Taxes (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	May 29, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	May 28, 2020
Income taxes - Note 15		$ 0	$ 0	$ 0	$ 0	$ 0	$ 145
Effective income tax rate		0.00%	0.00%	0.00%	0.00%
Deferred Tax Assets, Net of Valuation Allowance, Total	$ 247,900	$ 94,200		$ 94,200		256,500	0	$ 267,800
Deferred Tax Assets, Valuation Allowance, Total		94,200		94,200		$ 256,517	$ 231,908
Gain (Loss) on Recapitalization	95,000
Deferred Tax Asset, Recapitalization	$ 19,900
State and Local Jurisdiction [Member] | Colorado Department of Revenue [Member]
Income taxes - Note 15		0	$ 0	0	$ 0
State and Local Jurisdiction [Member] | Nevada Department of Taxation [Member]
Income taxes - Note 15		$ 0	$ 0	$ 0	$ 0